Commitments and Contingencies - Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in Excess of One Year (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 72
2018	51
2019	39
2020	28
2021	25
2022 and beyond	21
Total minimum rental commitments	$ 236